Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Property, plant, and equipment	$ 2,951,000	$ 1,205,000	$ 1,915,000	$ 2,163,000
Intangible assets	31,762,000	32,366,000	36,402,000	46,320,000
Deferred tax assets	2,113,000	2,054,000	2,570,000	2,312,000
Other receivables				1,167,000
Investment			14,147,000	18,060,000
Total non-current assets	36,826,000	35,625,000	55,034,000	70,022,000
Current assets
Cash and cash equivalents	7,129,000	4,522,000	1,939,000	10,970,000
Restricted cash	632,000	1,319,000
Trade and other receivables	14,992,000	10,399,000	7,903,000	19,844,000
Assets classified as held for sale	13,530,000	13,530,000	11,436,000
Total current assets	36,283,000	29,770,000	21,278,000	30,814,000
TOTAL ASSETS	73,109,000	65,395,000	76,312,000	100,836,000
Current liabilities
Trade and other payables	24,639,000	17,923,000	14,082,000	8,262,000
Income tax liability	449,000	287,000	103,000	2,361,000
Provisions – current	1,718,000	1,710,000	2,470,000	1,339,000
Loans and borrowings	2,327,000	887,000	3,955,000	235,000
Total current liabilities	29,133,000	20,807,000	20,610,000	12,197,000
Non-current liabilities
Loans and borrowings	19,359,000	18,380,000	18,385,000	20,020,000
Provisions	2,100,000	2,222,000	288,000	237,000
Deferred tax liabilities	1,000	1,000	26,000	3,776,000
Total non-current liabilities	21,460,000	20,603,000	18,699,000	24,033,000
Total liabilities	50,593,000	41,410,000	39,309,000	36,230,000
Equity
Share capital	163,000	163,000	163,000	163,000
Share premium	40,215,000	40,215,000	40,215,000	40,215,000
Cumulative translation reserve	(2,279,000)	(2,177,000)	821,000	599,000
Other reserves	20,076,000	19,846,000	18,383,000	18,329,000
(Accumulated deficit)/retained earnings	(35,659,000)	(34,062,000)	(22,579,000)	5,300,000
Total Equity	22,516,000	23,985,000	37,003,000	64,606,000
TOTAL EQUITY AND LIABILITIES	$ 73,109,000	$ 65,395,000	$ 76,312,000	$ 100,836,000